Derivative financial instrument liabilities (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 29, 2024	Feb. 28, 2023
Derivative Financial Instrument Liabilities
Derivative warrant liabilities	$ 1,700		$ 1,700
Gain on fair value	1,600	$ 1,000	1,800	$ 2,400
Fair value changes loss	$ 10	$ 0	$ 10	$ 0